Agreements (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Agreements Explanatory [Abstract]
Disclosure Of Detailed Information About Minimum Future Contractual Rental Payments Explanatory [Table Text Block]
	Space segments (see section 2 below)	Content and copyright	Total
Year ended December 31	NIS	NIS	NIS
2020	78	471	549
2021	78	280	358
2022	75	236	311
2023	75	79	154
2024	75	8	83
2025	75	-	75
2026	12	-	12
	468	1,074	1,542